September 20, 2005


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Bond Trust- (the "Trust")
           -John Hancock Government Income Fund
           -John Hancock High Yield Fund
           -John Hancock Investment Grade Bond Fund (the "Funds")
         File No.  811-3006 and 2-66906


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses (John Hancock Income Funds, John Hancock Income Funds Class I) and Statements of Additional Information dated September 15, 2005 for the above-captioned registrants that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.


Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer